Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Operating activities
Profit after tax	€ 2,173.7		€ 1,611.6	€ 1,917.1
Adjustments to reconcile profit after tax to net cash from operating activities
Depreciation	1,373.4		1,214.4	1,059.5
(Increase)/decrease in inventories	(0.2)		1.6	(0.2)
Tax expense	249.6		172.8	210.9
Share based payments	15.0		12.8	(3.9)
Decrease/(increase) in trade receivables	29.3		2.9	(16.7)
(Increase) in other assets	(141.3)		(585.6)	(359.0)
(Decrease)/increase in trade payables	(9.2)		124.8	(46.4)
Increase in accrued expenses and other liabilities	276.6	[1]	948.8	449.6
(Decrease) in provisions	(15.2)		(12.2)	(8.3)
Increase in finance income	0.3		1.9	3.6
(Decrease)/increase in finance expense	(10.3)		(0.4)	7.9
Foreign exchange	4.7		7.2	(7.1)
Income tax (paid)	(251.5)		(84.9)	(49.1)
Net cash from operating activities	3,694.9		3,415.7	3,157.9
Investing activities
Capital expenditure - purchase of property, plant and equipment	(1,892.4)		(1,552.5)	(2,391.9)
Decrease/(increase) in financial assets: cash > 3 months	(712.3)		137.7	818.4
(Increase)/decrease in restricted cash	(8.1)		(16.7)	13.1
Net cash (used in) investing activities	(2,612.8)		(1,431.5)	(1,560.4)
Financing activities
Proceeds from shares issued	3.2		4.9	16.4
Share buyback	(536.5)		(1,477.8)
Dividends paid	(443.3)		(437.7)	(199.5)
Repayments of borrowings	(1,190.0)		(50.0)	(1,100.5)
Lease liabilities paid	(34.1)		(36.4)	(42.7)
Net cash (used in) financing activities	(2,200.7)		(1,997.0)	(1,326.3)
(Decrease)/increase in cash and cash equivalents	(1,118.6)		(12.8)	271.2
Net foreign exchange differences	(11.3)		0.7	4.9
Cash and cash equivalents at beginning of year	3,863.3		3,875.4	3,599.3
Cash and cash equivalents at end of year	2,733.4		3,863.3	3,875.4
Included in the cash flows from operating activities for the year are the following amounts:
Interest income received	81.0		135.9	148.4
Interest expense paid	€ (51.0)		€ (69.7)	€ (88.7)

[1]	FY26 includes an exceptional charge of €85m (approx. 33%) for Italian AGCM fine.